Restructuring Reserve Rollforward (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 28, 2013
Summary of components of accrued liability with respect to Company's business restructuring activities
Beginning balance	$ 3,680	$ 8,460	$ 6,278
Additions	1,008	9,713	8,633
Acquisitions	0	0	2,010
Cash payments	2,062	(13,202)	(8,343)
Adjustments	(215)	(1,291)	(118)
Ending balance	2,411	3,680	8,460
North America [Member]
Summary of components of accrued liability with respect to Company's business restructuring activities
Beginning balance	598	1,065	920
Additions	248	1,324	1,700
Acquisitions	0	0	92
Cash payments	(458)	(2,304)	(1,647)
Adjustments	4	513	0
Ending balance	392	598	1,065
South America [Member]
Summary of components of accrued liability with respect to Company's business restructuring activities
Beginning balance	1,145	775	848
Additions	(15)	842	922
Acquisitions	0	0	0
Cash payments	(277)	(164)	(868)
Adjustments	(59)	(308)	(127)
Ending balance	794	1,145	775
Europe [Member]
Summary of components of accrued liability with respect to Company's business restructuring activities
Beginning balance	1,718	4,487	1,431
Additions	783	7,472	4,238
Acquisitions	0	0	1,789
Cash payments	1,146	(8,807)	(2,980)
Adjustments	(172)	(1,434)	9
Ending balance	1,183	1,718	4,487
Asia [Member]
Summary of components of accrued liability with respect to Company's business restructuring activities
Beginning balance	39	264	639
Additions	0	(64)	1
Acquisitions	0	0	129
Cash payments	50	(99)	(505)
Adjustments	11	(62)	0
Ending balance	0	39	264
Corporation [Member]
Summary of components of accrued liability with respect to Company's business restructuring activities
Beginning balance	180	1,869	2,440
Additions	(8)	139	1,772
Acquisitions	0	0	0
Cash payments	131	(1,828)	(2,343)
Adjustments	1	0	0
Ending balance	$ 42	$ 180	$ 1,869